Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 516,607	$ 74,206	¥ 258,940
Total current assets	940,810	135,139	1,368,428
Total assets	991,426	142,410	1,402,694
LIABILITIES, AND SHAREHOLDERS’ EQUITY
Total liabilities	298,631	42,896	1,161,716
Shareholders’ equity:
Ordinary shares (US$0.00000005 par value; 1,000,000,000,000 shares authorized, 2,000,000,000 and 2,372,222,222 shares issued, 1,948,376,000 and 2,350,123,270 (including 1,993,498,826 Class A and 356,624,444 Class B) shares outstanding as of December 31, 2018 and 2019, respectively)	1		1
Subscriptions receivable from shareholders	(1)		(1)
Additional paid-in capital	1,631,609	234,366	154,970
Statutory reserves	97,307	13,977	97,307
Accumulated other comprehensive loss	(55,542)	(7,978)	(65,230)
Retained earnings (accumulated deficit)	(980,579)	(140,851)	53,931
Total shareholders’ equity	692,795	99,514	240,978	¥ 857,241	¥ 235,900
Total liabilities and shareholders’ equity	991,426	142,410	1,402,694
Parent Company
Current assets:
Cash and cash equivalents	14	2
Receivables from subsidiaries	692,781	99,512	240,978
Total current assets	692,795	99,514	240,978
Total assets	692,795	99,514	240,978
Shareholders’ equity:
Ordinary shares (US$0.00000005 par value; 1,000,000,000,000 shares authorized, 2,000,000,000 and 2,372,222,222 shares issued, 1,948,376,000 and 2,350,123,270 (including 1,993,498,826 Class A and 356,624,444 Class B) shares outstanding as of December 31, 2018 and 2019, respectively)	1		1
Subscriptions receivable from shareholders	(1)		(1)
Additional paid-in capital	1,631,609	234,366	154,970
Statutory reserves	97,307	13,977	97,307
Accumulated other comprehensive loss	(55,542)	(7,978)	(65,230)
Retained earnings (accumulated deficit)	(980,579)	(140,851)	53,931
Total shareholders’ equity	692,795	99,514	240,978
Total liabilities and shareholders’ equity	¥ 692,795	$ 99,514	¥ 240,978